Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Kuke Music Holding Limited
Trading Symbol	KUKE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,970,625
Amendment Flag	false
Entity Central Index Key	0001809158
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39859
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 96
Entity Address, Address Line Two	4 San Jian Fang South Block
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share, par value US$0.001 per share*
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5910
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 96
Entity Address, Address Line Two	4 San Jian Fang South Block
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Contact Personnel Name	He Yu
City Area Code	+86
Local Phone Number	86-010-6561 0392